Transactions with Related Parties and Joint Operators (Details) - Schedule of transactions with related parties - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from sales of goods and services:
- Joint operations	S/ 48,042	S/ 22,374	S/ 15,903
- Associates			5
Revenue from sales of goods and services, total	48,042	22,374	15,908
Purchase of goods and services:
- Associates	1,842	4,478	1,225
Purchase of goods and services, total	S/ 1,842	S/ 4,478	S/ 1,225